PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,040,294
Less: accumulated depreciation	(58,922)
Property and equipment, Total	981,372
Construction in Progress	34,587
Property and equipment, net	1,015,959	$ 0
Depreciation of property and equipment	59,297	$ 0	$ 0
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Subtotal	404,352
Leasehold improvements
Property, Plant and Equipment [Line Items]
Subtotal	600,991
Transportation vehicles
Property, Plant and Equipment [Line Items]
Subtotal	$ 34,951